MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Defined contribution plan expenses	$ 3,538,470	$ 2,915,327	$ 2,242,577
Aggregate balance of statutory common reserves	43,326,113	$ 39,387,239	$ 31,991,537
Restrictions of statutory reserves	$ 362,059,176